Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events	Subsequent eventsOn March 14, 2023, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.19 per share to be paid in four installments, as follows: $0.05 per share in March 30, June 28 and September 28, 2023, respectively, and $0.04 per share in December 27, 2023.